Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income (Loss) Before Income Taxes	The components of income (loss) before income taxes are as follows:

	2012	2011	2010
Netherlands	(93)	(27)	(490)
Foreign	68	127	135

	(25)	100	(355)

Components of Provision for Income Taxes

The components of the provision for income taxes are as follows:

	2012	2011	2010
Current taxes:
Netherlands	(1)	(3)	(12)
Foreign	(20)	(29)	(40)

	(21)	(32)	(52)
Deferred taxes:
Netherlands	5	(10)	3
Foreign	15	21	25

	20	11	28

Total provision for income taxes	(1)	(21)	(24)

Reconciliation of Statutory Income Tax Rate

A reconciliation of the statutory income tax rate in the Netherlands as a percentage of income (loss) before income taxes and the effective income tax rate is as follows:

(in percentages)	2012	2011	2010
Statutory income tax in the Netherlands	25.0	25.0	25.5
Increase (reduction) in rate resulting from:
Rate differential local statutory rates versus statutory rate of the Netherlands	64.0	(15.7)	1.6
Net change in valuation allowance	(178.0)	12.7	(16.7)
Prior year adjustments	5.2	(2.0)	(1.6)
Non-taxable income	41.6	(10.8)	0.7
Non-tax-deductible expenses/losses	(69.6)	19.6	(12.3)
Other taxes and tax rate changes	18.2	(1.0)	0.1
Withholding taxes	(7.6)	6.9	(4.1)
Unrecognized tax benefits	(24.8)	(1.0)	(2.5)
Tax incentives	122.0	(12.7)	2.5

Effective tax rate	(4.0)%	21.0%	(6.8)%

Principal Components of Deferred Tax Assets and Liabilities

The principal components of deferred tax assets and liabilities are presented below:

	2012		2011
	Assets	Liabilities	Assets	Liabilities
Intangible assets	13	(200)	22	(245)
Property, plant and equipment	20	(33)	25	(28)
Inventories	2	—	1	—
Receivables	1	—	—	(13)
Other assets	3	(5)	—	(4)
Liabilities:
Pensions	42	(1)	27	(2)
Restructuring	46	—	23	—
Other	21	—	27	(1)
Long-term debt	1	(7)	—	(22)
Undistributed earnings of foreign subsidiaries	—	(27)	—	(27)
Tax loss carryforwards (including tax credit carryforwards)	659	—	694	—

Total gross deferred tax assets (liabilities)	808	(273)	819	(342)

Net deferred tax position	535		477
Valuation allowances	(589)		(545)

Net deferred tax assets (liabilities)	(54)		(68)

Expiration of Tax Loss Carryforwards

At December 31, 2012 tax loss carryforwards of $2,515 million will expire as follows:

	Balance December 31, 2012	Scheduled expiration
		2013	2014	2015	2016	2017	2018-2022	later	unlimited
Tax loss carryforwards	2,515	1	5	191	748	525	159	156	730

Expiration of Tax Credit Carryforwards

The Company also has tax credit carryforwards of $92 million, which are available to offset future tax, if any, and which will expire as follows:

	Balance December 31, 2012	Scheduled expiration
		2013	2014	2015	2016	2017	2018-2022	later	unlimited
Tax credit carryforwards	92	—	—	—	—	—	—	10	82

Classification of Deferred Tax Assets and Liabilities in Consolidated Balance Sheets

The classification of the deferred tax assets and liabilities in the Company’s consolidated balance sheets is as follows:

	2012	2011
Deferred tax assets within current assets	12	5
Deferred tax assets within other non-current assets	22	19
Deferred tax liabilities within accrued liabilities	(4)	(1)
Deferred tax liabilities within other non-current liabilities	(84)	(91)

	(54)	(68)

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance as of January 1,	169	195	52
Increases from tax positions taken during prior periods	16	—	10
Decreases from tax positions taken during prior periods	(25)	(12)	(7)
Increases from tax positions taken during current period	2	10	140
Decreases relating to settlements with the tax authorities	(23)	(24)	—

Balance as of December 31,	139	169	195